EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	$ 155,704	$ 141,816	$ 130,078
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	151,511	136,459
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	4,193	5,357
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	155,704	141,816
Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	129	195
Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Cash | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	129	195
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	4,193	5,357
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	4,193	5,357
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	65,443	75,720
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	65,443	75,720
Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	85,939	60,544
Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0	0
Equity mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	$ 85,939	$ 60,544